Significant Accounting Policies-Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Schedule of company's voyage revenues
Customers individually accounting for more than 10% of the Company's voyage revenues during the years ended December 31, 2014, 2013 and 2012 were:
Customer	2014	2013	2012
A	59%	18%	-
B	29%	-	-
C	-	16%	-
D	-	12%	19%
E	-	10%	-
F	-	-	14%
G*	-	-	14%
Total	88%	56%	47%
* Customer G is a related party.